Introduction, Presentation and Other Information - Leases (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jun. 30, 2019	Jan. 01, 2019	Jun. 30, 2018	Dec. 31, 2017
Disclosure of initial application of standards or interpretations [line items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16			4.50%
Operating lease commitments at December 31, 2018	€ 8,699
Amount of operating lease commitments discounted by the Group rate	6,550
Liabilities under financial leases at December 31, 2018	96
Short-term leases recognised as expenses on a straight-line basis	(20)
Low-value leases recognised as expenses on a straight-line basis	(2)
Adjustments resulting from different treatment of extension and termination options	556
Lease liabilities	7,180
Equity	107,361	€ 109,985		€ 104,445	€ 106,833
Increase Decrease Due To Application Of IFRS16 [Member]
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	6,665
Financial liabilities.	7,084
Equity	€ (391)
Common Equity Tier One Capital Ratio, Fully Loaded	(0.20%)